EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 01, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) plan
Plan expense		$ 276	$ 254	$ 233
Employer match prior to July 1, 2007 (as a percent)	50.00%
Percentage of eligible compensation matched by employer prior to July 1, 2007	6.00%
Employer match of employee contributions of first 3% of eligible compensation (as a percent)		100.00%
Percentage of eligible compensation, matched 100% by employer		3.00%
Employer match of employee contributions of next 2% of eligible compensation (as a percent)		50.00%
Percentage of eligible compensation, matched 50% by employer		2.00%